Investment in joint venture - Disclosure of Production costs of joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Share-based compensation	$ (1,646)	$ (3,175)
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Raw materials and consumables	(57,265)	(54,422)
Salary and employee benefits	(27,649)	(37,449)
Contractors (net of deferred stripping costs)	(56,133)	(135,244)
Change in stockpile, gold-in-process and gold dore inventories	(20,867)	(7,825)
Insurance, government fees, permits and other	(17,935)	(20,118)
Total production costs	$ (179,849)	$ (255,058)